Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of segment performance

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2024
Revenue from spot voyages	773,039	—	—	773,039
Inter-segment revenue	78,130	—	(78,130)	—
Voyage expenses	(383,798)	—	—	(383,798)
Inter-segment expense	(49,501)	—	49,501	—
Net income from spot voyages	417,870	—	(28,629)	389,241
Revenue from time charter voyages	189,764	—	—	189,764
Inter-segment revenue	562	—	(562)	—
TCE income – Shipping [1]	608,196	—	(29,191)	579,005
Revenue from Product Services	—	2,600,944	—	2,600,944
Inter-segment revenue	—	49,501	(49,501)	—
Cost of cargo and delivery expenses	—	(2,390,929)	—	(2,390,929)
Inter-segment expense	—	(78,692)	78,692	—
Depreciation	—	(35,991)	—	(35,991)
Gross profit – Product Services [2]	—	144,833	29,191	174,024
Segment results	608,196	144,833	—	753,029
Depreciation	(165,347)	—
Amortisation	(739)	(104)
Loss on derecognition of right-of-use assets (vessels)	—	—
Gain on disposal of assets	20,391	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2023
Revenue from spot voyages	1,059,024	—	—	1,059,024
Inter-segment revenue	175,528	—	(175,528)	—
Voyage expenses	(509,340)	—	—	(509,340)
Inter-segment expense	(112,211)	—	112,211	—
Net income from spot voyages	613,001	—	(63,317)	549,684
Revenue from time charter voyages	184,494	—	(18,998)	165,496
TCE income – Shipping [1]	797,495	—	(82,315)	715,180
Revenue from Product Services	—	1,722,820	—	1,722,820
Inter-segment revenue	—	112,211	(112,211)	—
Cost of cargo and delivery expenses	—	(1,547,059)	—	(1,547,059)
Inter-segment expense	—	(194,526)	194,526	—
Depreciation	—	(67,609)	—	(67,609)
Gross (loss)/profit – Product Services [2]	—	25,837	82,315	108,152
Segment results	797,495	25,837	—	823,332
Depreciation	(149,512)	—
Amortisation	(699)	(63)
Loss on derecognition of right-of-use assets (vessels)	(961)	—
Gain on disposal of assets	42,374	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2022
Revenue from spot voyages	699,028	—	—	699,028
Inter-segment revenue	87,328	—	(87,328)	—
Voyage expenses	(350,016)	—	—	(350,016)
Inter-segment expense	(2,983)	—	2,983	—
Net income from spot voyages	433,357	—	(84,345)	349,012
Revenue from time charter voyages	134,304	—	—	134,304
TCE income – Shipping [1]	567,661	—	(84,345)	483,316
Revenue from Product Services	—	724,792	—	724,792
Inter-segment revenue	—	2,983	(2,983)	—
Cost of cargo and delivery expenses	—	(640,554)	—	(640,554)
Inter-segment expense	—	(87,328)	87,328	—
Depreciation	—	(3,414)	—	(3,414)
Gross (loss)/profit – Product Services [2]	—	(3,521)	84,345	80,824
Segment results	567,661	(3,521)	—	564,140
Depreciation	(155,401)	—
Amortisation	(610)	—
Write back of impairment	1,470	—
Gain on disposal of assets	21,110	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

Schedule of reconciliation of segment results

	2024	2023	2022
	US$’000	US$’000	US$’000
Total segment results for reportable segments	753,029	823,332	564,140
Vessel operating expenses	(84,984)	(82,192)	(93,428)
Time charter contracts (non-lease components)	(19,675)	(20,350)	(19,506)
General and administrative expenses	(71,134)	(56,773)	(31,916)
Charter hire expenses	(1,041)	(30,712)	(16,427)
Fair value gain from equity financial asset	1,326	—	—
Finance lease income	635	278	585
Other operating income/(expense) - net	1,332	(993)	815
Depreciation – Shipping segment	(165,347)	(149,512)	(155,401)
Amortisation	(843)	(762)	(610)
Write-back of impairment charge	—	—	1,470
Gain on disposal of assets	20,391	42,374	21,110
Remeasurement of equity interest in joint venture	—	—	—
Loss on derecognition of right-of-use assets (vessels)	—	(961)	—
Finance expenses - net	(8,726)	(19,765)	(31,184)
Share of profit of a joint venture
Other expenses	—	—	—
Income tax expense	(30,095)	(10,965)	(1,071)
Profit after tax	394,868	492,999	238,577